Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
March 31, 2023
VIPF2030-NPRT1-0523
1.830294.117
Domestic Equity Funds - 31.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	823,188	33,808,327
VIP Equity-Income Portfolio Initial Class (a)	1,165,450	27,609,518
VIP Growth & Income Portfolio Initial Class (a)	1,500,900	37,687,590
VIP Growth Portfolio Initial Class (a)	705,056	55,212,930
VIP Mid Cap Portfolio Initial Class (a)	260,709	8,791,091
VIP Value Portfolio Initial Class (a)	1,169,862	19,805,770
VIP Value Strategies Portfolio Initial Class (a)	679,290	9,876,875
TOTAL DOMESTIC EQUITY FUNDS (Cost $136,921,802)		192,792,101

International Equity Funds - 28.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	5,744,635	58,939,952
VIP Overseas Portfolio Initial Class (a)	4,861,544	116,288,136
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $151,239,896)		175,228,088

Bond Funds - 39.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,115,091	47,723,798
Fidelity International Bond Index Fund (a)	1,912,584	17,289,762
Fidelity Long-Term Treasury Bond Index Fund (a)	3,145,093	33,809,749
VIP High Income Portfolio Initial Class (a)	2,250,860	10,196,397
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,087,026	135,094,578
TOTAL BOND FUNDS (Cost $259,158,435)		244,114,284

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $6,150,550)	6,150,550	6,150,550

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $553,470,683)	618,285,023
NET OTHER ASSETS (LIABILITIES) - 0.0%	(62,637)
NET ASSETS - 100.0%	618,222,386

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	621,425	621,425	82	-	-	-	0.0%
Total	-	621,425	621,425	82	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	44,436,438	4,301,599	2,547,044	4,188	(86,831)	1,619,636	47,723,798
Fidelity International Bond Index Fund	16,438,690	1,335,620	914,050	-	(5,335)	434,837	17,289,762
Fidelity Long-Term Treasury Bond Index Fund	34,552,917	2,280,342	5,137,232	263,746	(652,629)	2,766,351	33,809,749
VIP Contrafund Portfolio Initial Class	31,277,831	1,871,774	1,931,867	307,983	(34,367)	2,624,956	33,808,327
VIP Emerging Markets Portfolio Initial Class	62,866,923	4,748,565	11,434,939	106,040	293,274	2,466,129	58,939,952
VIP Equity-Income Portfolio Initial Class	28,027,473	1,484,141	2,063,154	-	(916)	161,974	27,609,518
VIP Government Money Market Portfolio Initial Class 4.62%	4,201,322	6,195,661	4,246,433	40,588	-	-	6,150,550
VIP Growth & Income Portfolio Initial Class	36,267,672	2,639,598	2,861,176	133,807	5,713	1,635,783	37,687,590
VIP Growth Portfolio Initial Class	49,120,401	4,631,203	3,174,154	340,781	(56,107)	4,691,587	55,212,930
VIP High Income Portfolio Initial Class	9,732,805	707,394	505,303	6,703	(7,790)	269,291	10,196,397
VIP Investment Grade Bond II Portfolio - Initial Class	120,994,150	15,677,233	5,520,794	39,938	21,781	3,922,208	135,094,578
VIP Mid Cap Portfolio Initial Class	8,746,740	467,474	704,640	20,558	3,819	277,698	8,791,091
VIP Overseas Portfolio Initial Class	109,779,683	5,717,497	10,382,533	-	273,851	10,899,638	116,288,136
VIP Value Portfolio Initial Class	20,208,868	1,012,080	1,716,030	-	202,820	98,032	19,805,770
VIP Value Strategies Portfolio Initial Class	10,016,979	590,902	889,344	24,117	58,224	100,114	9,876,875
	586,668,892	53,661,083	54,028,693	1,288,449	15,507	31,968,234	618,285,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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